Significant Accounting Policies (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Provision for Doubtful Accounts			$ 409,226	$ 265,751
Vessels Salvage Value Per Lightweight Ton	$300	$150
Depreciation			18,357,377	16,986,584	16,386,426
Computer Systems Software
Property Plant And Equipment [Line Items]
Useful life			5 years
Company Cars
Property Plant And Equipment [Line Items]
Useful life			6 years
Other Fixed Assets
Property Plant And Equipment [Line Items]
Depreciation			$ 203,357	$ 164,527	$ 135,095
Vessels
Property Plant And Equipment [Line Items]
Useful life			25 years